Cash and cash equivalents (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents	€ 9,413	€ 5,994
Financial assets classified as cash and cash equivalents	6,913	3,984
Restricted cash	198	€ 198
Euro
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	€ 5,948
Average maturity period	50 days
Effective interest rate	(0.40%)
US Dollars
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	€ 944
Average maturity period	8 days
Effective interest rate	0.25%